Revenue Recognition	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue Recognition	Revenue Recognition
Disaggregation of Revenue

The following tables summarize revenue disaggregated by business segment and the source of the revenue for the years ended December 31, 2020, 2019, and 2018:

	For the year ended December 31, 2020
($ thousands)	Global Lottery	Global Gaming	Total
Operating and facilities management contracts	1,743,916	—	1,743,916
Gaming terminal services	—	297,418	297,418
Systems, software, and other	298,736	299,488	598,224
Service revenue	2,042,652	596,906	2,639,558

Lottery products	121,346	—	121,346
Gaming terminals	—	205,289	205,289
Gaming other	—	149,263	149,263
Product sales	121,346	354,552	475,898
Total revenue	2,163,998	951,458	3,115,456

	For the year ended December 31, 2019
($ thousands)	Global Lottery	Global Gaming	Total
Operating and facilities management contracts	1,930,761	—	1,930,761
Gaming terminal services	—	567,849	567,849
Systems, software, and other	252,200	350,058	602,258
Service revenue	2,182,961	917,907	3,100,868

Lottery products	109,884	—	109,884
Gaming terminals	—	581,017	581,017
Gaming other	—	239,988	239,988
Product sales	109,884	821,005	930,889
Total revenue	2,292,845	1,738,912	4,031,757

	For the year ended December 31, 2018
($ thousands)	Global Lottery	Global Gaming	Total
Operating and facilities management contracts	2,007,261	—	2,007,261
Gaming terminal services	—	601,536	601,536
Systems, software, and other	227,540	359,593	587,133
Service revenue	2,234,801	961,129	3,195,930

Lottery products	126,889	—	126,889
Gaming terminals	—	454,884	454,884
Gaming other	—	203,169	203,169
Product sales	126,889	658,053	784,942
Total revenue	2,361,690	1,619,182	3,980,872
Contract Balances

Information about receivables, contract assets, and contract liabilities is as follows:

($ thousands)	December 31, 2020	December 31, 2019	Balance Sheet Classification
Receivables, net	846,128	875,263	Trade and other receivables, net

Contract assets:
Current	53,491	47,499	Other current assets
Non-current	75,000	76,188	Other non-current assets
	128,491	123,687

Contract liabilities:
Current	(107,542)	(66,749)	Other current liabilities
Non-current	(62,175)	(65,855)	Other non-current liabilities
	(169,717)	(132,604)

The amount of revenue recognized during the year ended December 31, 2020 that was included in the contract liabilities balance at December 31, 2019 was $56.0 million. The amount of revenue recognized during the year ended December 31, 2019 that was included in the contract liabilities balance at December 31, 2018 was $50.7 million.

Transaction Price Allocated to Remaining Performance Obligations

At December 31, 2020, the transaction price allocated to unsatisfied performance obligations for contracts expected to be greater than one year, or performance obligations for which we do not have a right to consideration from the customer in the amount that corresponds to the value to the customer for our performance completed to date, variable consideration which is not accounted for in accordance with the sales-based or usage-based royalties guidance, or contracts which are not wholly unperformed, is approximately $956.8 million. Of this amount, we expect to recognize as revenue approximately 19% within the next 12 months, approximately 29% between 13 and 36 months, approximately 26% between 37 and 60 months, and the remaining balance through December 31, 2031.